RELATED PARTY DEPOSITS (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
[custom:RelatedPartyDepositCurrentAssets-0]	$ 677,642	$ 450,000
BrewBilt Manufacturing Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
[custom:RelatedPartyDepositCurrentAssets-0]	$ 227,642	$ 450,000